Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.03 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	9.63
Maximum Aggregate Offering Price	$ 19,260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,659.81
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional Ordinary Shares, which become issuable under the 2024 Share Incentive Plan of Perion Network Ltd. (the "Company" or the "Registrant"), by reason of any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares of the Company. (2) Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for an Ordinary Share on the Nasdaq Global Select Market on April 10, 2026.